Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	SFr 3,324	SFr 2,353
Property, plant and equipment, end of period	3,917	3,324	SFr 2,353
Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	6,868	5,087
Acquisitions	1,885	1,932
Disposals	(308)	(151)
Property, plant and equipment, end of period	8,445	6,868	5,087
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(3,544)	(2,734)
Disposals	290	151
Depreciation expense	(1,274)	(961)	(580)
Property, plant and equipment, end of period	(4,528)	(3,544)	(2,734)
Furniture [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	49	26
Property, plant and equipment, end of period	90	49	26
Furniture [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	126	85
Acquisitions	65	41
Disposals	(33)	0
Property, plant and equipment, end of period	158	126	85
Furniture [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(77)	(59)
Disposals	33	0
Depreciation expense	(24)	(18)
Property, plant and equipment, end of period	(68)	(77)	(59)
IT Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	570	310
Property, plant and equipment, end of period	560	570	310
IT Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	1,025	569
Acquisitions	291	456
Disposals	(129)	0
Property, plant and equipment, end of period	1,187	1,025	569
IT Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(455)	(259)
Disposals	113	0
Depreciation expense	(285)	(196)
Property, plant and equipment, end of period	(627)	(455)	(259)
Lab Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	2,510	1,850
Property, plant and equipment, end of period	3,079	2,510	1,850
Lab Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	5,367	4,161
Acquisitions	1,470	1,357
Disposals	(139)	(151)
Property, plant and equipment, end of period	6,698	5,367	4,161
Lab Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(2,857)	(2,311)
Disposals	137	151
Depreciation expense	(899)	(697)
Property, plant and equipment, end of period	(3,619)	(2,857)	(2,311)
Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	195	167
Property, plant and equipment, end of period	188	195	167
Leasehold Improvements [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	350	272
Acquisitions	59	78
Disposals	(7)	0
Property, plant and equipment, end of period	402	350	272
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(155)	(105)
Disposals	7	0
Depreciation expense	(66)	(50)
Property, plant and equipment, end of period	SFr (214)	SFr (155)	SFr (105)